PRIVATE PLACEMENT (PPM-1) AND JH DARBIE FINANCING (Tables)	12 Months Ended
Dec. 31, 2023
Private Placement Ppm-1 And Jh Darbie Financing
SCHEDULE OF FUNDS RECEIVED UNDER THE SUBSCRIPTION AGREEMENT

As of December 31, 2023, and 2022, funds received under the JH Darbie Financing, net of debt discounts, consist of the following amounts:

	December 31, 2023	December 31, 2022

Convertible promissory notes
Subscription agreements - accredited investors	$311,693	$2,441,471
Subscription agreements – related party	-	124,547
Total convertible promissory notes	$311,693	$2,566,018